Loans - Loan Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,708,970	$ 1,561,941
Allowance for loan losses	(14,767)	(13,679)
Net loans	1,694,203	1,548,262
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	203,110	177,101
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	245,606	210,121
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	592,222	523,598
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	463,032	457,850
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	155,825	135,195
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	34,114	38,513
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 15,061	$ 19,563